Note 14 - Stock Authorization and Issuance - Summary of Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
		Dec. 31, 2022		Nov. 30, 2022		Dec. 31, 2021		Mar. 31, 2021	Jan. 31, 2021
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)									2,976,000
Shares Issued, Price Per Share (in dollars per share)									$ 0.35
Number of warrants issued (in shares)									0
Average exercise price per warrant (in dollars per share)									$ 0
Stock Issued During Period, Value, New Issues	[1]								$ 1,040
Private Placement and Amendment To Add Contingent Purchase Rights [Member]
Stock Issued During Period, Shares, New Issues (in shares)								3,231,000
Shares Issued, Price Per Share (in dollars per share)								$ 1.29
Number of warrants issued (in shares)								1,619,000
Average exercise price per warrant (in dollars per share)								$ 1.75
Stock Issued During Period, Value, New Issues	[1]							$ 4,156
Private Placement With Contingent Purchase Rights [Member]
Stock Issued During Period, Shares, New Issues (in shares)				1,000,000		1,053,000			2,976,430
Shares Issued, Price Per Share (in dollars per share)				$ 0.20		$ 0.95			$ 0.35
Number of warrants issued (in shares)				0		526,000
Average exercise price per warrant (in dollars per share)				$ 0		$ 1.00
Stock Issued During Period, Value, New Issues				$ 200	[1]	$ 1,000	[1]		$ 1,000
Private Placement With Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,000,000				1,052,631		3,230,942
Shares Issued, Price Per Share (in dollars per share)		$ 0.20				$ 0.95		$ 1.29
Number of warrants issued (in shares)		0				526,315		1,619,289
Average exercise price per warrant (in dollars per share)		$ 0				$ 1.00		$ 1.75
Stock Issued During Period, Value, New Issues		$ 200	[1]			$ 1,000		$ 4,200

[1]	After deduction of applicable offering costs. Net proceeds are inclusive of the value of the CPRs that are classified as long-term debt (see Note 10).